Investment Strategy	Nov. 25, 2025
Virtus AlphaSimplex Managed Futures ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund seeks to generate positive absolute returns (i.e., total returns that are earned from an investment over time) consistent with the risk/return characteristics of the managed futures industry. It is an actively managed ETF.

AlphaSimplex Group, LLC (“AlphaSimplex”), the Fund’s sub-adviser, uses proprietary quantitative models designed to capture the overall positioning and risk/return characteristics of the managed futures industry. AlphaSimplex believes that investor behavior can lead to trends (or momentum) in market prices and that managers within the managed futures industry are able to benefit from such persistent price trends by actively trading in futures markets. The Fund’s principal investment strategy combines (i) replication techniques (i.e., mathematical techniques for identifying which trends appear to be attracting the most attention among managed futures managers) with (ii) quantitative trend models and risk management approaches (i.e., techniques generally similar to those that managed futures managers use to identify trends to invest in), in an effort to generate returns that are broadly representative of the managed futures industry. As with the portfolios of many managed futures managers, the resulting strategy seeks to capture time-varying opportunities, across a range of different asset classes, held both long and short. AlphaSimplex believes that this combination of techniques, together with active risk management, may allow the Fund to earn a positive expected return overtime that is also representative of the overall managed futures industry.

Under normal market conditions, AlphaSimplex typically will make extensive use of a variety of derivative instruments, including futures and forward contracts, to capture the exposures suggested by its strategy. These market exposures, which are expected to change over time, primarily include exposures to the returns of U.S. and non-U.S. equity and fixed-income securities and securities indices, currencies, and commodities. More specifically, such equity exposures represent equity indices from various countries or groups of countries (including emerging market countries), fixed-income exposures represent benchmark government securities in various developed markets, currency exposures represent the values of various foreign currencies relative to the U.S. dollar, and commodity exposures represent benchmarks within the agriculture, livestock, base metals, precious metals, and energy commodity sectors. AlphaSimplex will have great flexibility to allocate the Fund’s derivatives exposure among various securities, indices, currencies, commodities and other instruments; the amount of the Fund’s assets that may be allocated to derivative strategies and among these various instruments is expected to vary over time. The Fund may take long and/or short positions in these instruments. A “short” exposure will benefit when the asset class underlying the derivatives position decreases in price. A “long” exposure will benefit when the asset class underlying the derivatives position increases in price. AlphaSimplex will scale the notional exposure of the Fund’s derivatives positions with the objective of targeting a relatively stable level of annualized volatility for the Fund’s overall portfolio (meaning, as volatility in a particular asset class rises, AlphaSimplex will generally reduce notional exposure to that asset class and increase notional exposure to a less volatile asset class). AlphaSimplex currently targets an annualized volatility level in line with the managed futures industry (as measured by standard deviation of the industry’s returns). The standard deviation is a measure of how dispersed the data are in relation to the average data point. For a particular time period, the standard deviation of the Fund’s returns is, therefore, a measure of how dispersed daily fund returns are relative to the average daily fund return during this period.

Although the Fund does not intend to invest in physical commodities directly, the Fund expects to seek to gain its exposure to commodities and commodity-related derivatives by investing in a wholly owned subsidiary organized under the laws of the Cayman Islands that will make commodity-related investments (the “Subsidiary”). The Fund may invest up to 25% of its total assets in the Subsidiary. The strategies and risks described herein for the Fund are therefore also applicable to the Subsidiary.

Under normal market conditions, it is expected that no more than 25% of the Fund’s total assets will be dedicated to initial and variation margin payments relating to the Fund’s derivative transactions, including those held by the Subsidiary. The gross notional value of the Fund’s derivative investments, however, will generally exceed 25% of the Fund’s total assets, and may significantly exceed the total value of the Fund’s assets. The Fund expects that under normal market conditions it will invest at least 75% of its total assets in money market instruments (specifically, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) and other short-term, high-quality investment-grade, U.S.-dollar denominated securities (such as bankers’ acceptances, certificates of deposit, commercial paper, loan participations, repurchase agreements and time deposits) (the “Cash-Equivalent Portfolio”), although the Fund may invest less than this percentage. AlphaSimplex will determine the percentage of the Fund’s assets that will be invested in the Cash-Equivalent Portfolio at any time. The assets allocated to the Cash-Equivalent Portfolio will be used primarily to serve as margin or collateral for the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity.

The percentage amounts set forth above pertaining to investments in the Cash-Equivalent Portfolio and initial and variation margin payments are not investment restrictions and the Fund may deviate from those stated amounts from time to time depending upon market conditions and other factors.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets (plus any borrowings for investment purposes) in futures contracts. The Fund may also engage in active and frequent trading of securities and other instruments, including derivatives.

Strategy Portfolio Concentration [Text]	The Fund will invest, under normal circumstances, at least 80% of the value of its net assets (plus any borrowings for investment purposes) in futures contracts.
Virtus Duff & Phelps Clean Energy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of clean energy companies. Duff & Phelps Investment Management Co. (“Duff & Phelps”), the Fund’s sub-adviser, defines clean energy companies as those that derive at least 50% of their value from one or more of the following clean energy businesses: (a) the production of clean energy (e.g., biofuel, biomass, hydroelectricity, solar energy, wind energy, and battery storage, among others); (b) the provision of clean energy technology and equipment; or (c) the transmission and distribution of clean energy. In determining whether a company derives at least 50% of its value from clean energy businesses, Duff & Phelps evaluates the percentage of the company’s reported or estimated revenue, profits, assets and capital expenditures that are allocated to, or derived from, the clean energy business.

In seeking eligible investments, Duff & Phelps starts by screening U.S. and non-U.S. markets, including emerging markets (i.e., those that are in the early stages of their economic development), for companies in the utilities, industrials, technology and energy sectors that are involved in clean energy. Companies are only considered for inclusion in the Fund’s portfolio if they are listed on an exchange and have a minimum float adjusted market capitalization of greater than U.S. $500 million. Duff & Phelps then narrows the universe by focusing solely on companies involved in one or more of the three clean energy business segments discussed above (i.e., production of clean energy, provision of clean energy technology and equipment, and/or transmission and distribution of clean energy). Next, Duff & Phelps sets eligibility requirements to avoid companies that may be in the right sectors or appear attractive but are not truly clean energy companies, as defined by Duff & Phelps. In addition, no individual security comprises more than 10% of the total portfolio’s market value at the time of investment.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in companies in the clean energy industry. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more countries or geographic regions. As of July 31, 2025, the Fund focused its investments in the U.S. and Europe.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of clean energy companies.
Virtus KAR Mid-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund pursues long-term capital appreciation in the medium capitalization sector while seeking less market risk than the Russell Midcap® Index. The Fund invests in medium market capitalization companies believed by Kayne Anderson Rudnick Investment Management, LLC (“KAR”), the Fund’s sub-adviser, to be undervalued relative to their future growth potential. The investment strategy emphasizes companies believed by KAR to have a sustainable competitive advantage, strong management and low financial risk (i.e., companies with relatively strong balance sheets and relatively low financial leverage while at the same time generally not being capital intensive) and to be able to grow over market cycles. Although the Fund invests primarily in U.S. companies, it may invest in American depositary receipts (“ADRs”).

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in securities of medium market capitalization companies. As of the date of this Prospectus, KAR considers medium market capitalization companies for this purpose to be those companies that have market capitalizations generally above $10 billion up to the highest market capitalization of companies included in the Russell Midcap® Index. As of September 30,2025, the highest market capitalization of companies included in the Russell Midcap® Index was $128.0 billion. Generally, the Fund invests in approximately 25 to 35 securities at any given time.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2025, the Fund focused its investments in the industrials and information technology sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in securities of medium market capitalization companies.
Virtus Newfleet Securitized Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, seeks to achieve the Fund’s investment objective by investing in asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”), including commercial MBS and residential MBS. ABS and MBS may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or issued by non-government entities, such as commercial banks or other private lenders.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade tranches of ABS and MBS, and in derivatives and other instruments that have economic characteristics similar to such investments. The Fund may use derivatives, such as credit default swaps, to increase or hedge (decrease) investment exposure to various fixed income sectors and instruments.

The Fund will invest exclusively in debt tranches of ABS and MBS. The types of ABS in which the Fund may invest include those backed by auto loans, timeshare receivables, consumer loans, equipment leases, rentals, whole business securitizations, credit card receivables, and student loans, as well as other types of ABS that Newfleet determines are appropriate for investment. There is no limitation on the maturity of the Fund’s debt investments. The ABS and MBS in which the Fund invests are generally purchased pursuant to Rule 144A under the Securities Act of 1933 and are therefore subject to certain resale restrictions.

The Fund will invest more than 25% of its total assets in MBS, which shall include all types of agency and non-agency MBS. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2025, the Fund focused its investments in the financials sector.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade tranches of ABS and MBS, and in derivatives and other instruments that have economic characteristics similar to such investments.
Virtus Newfleet Short Duration Core Plus Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Newfleet Asset Management (“Newfleet”) a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, seeks current income with an emphasis on maintaining low volatility and overall short duration (within a range of 1-3 years) by investing primarily in investment grade, more liquid (i.e., considered by Newfleet to be highly traded) fixed income securities of U.S. issuers. Newfleet considers investment-grade securities to be those with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of comparable quality by Newfleet. Newfleet seeks to achieve the Fund’s objective by applying a time-tested approach (i.e., one based on its historical expertise) of active fixed-income sector rotation, extensive credit research and disciplined risk management designed to capitalize on opportunities across undervalued areas of the fixed income markets (also referred to as fixed income sectors).Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income debt obligations. The fixed income debt obligations in which the Fund may invest include:

•U.S. corporate bonds.

•Treasury notes and bonds issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

•Mortgage-backed securities (“MBS”) and asset backed securities (“ABS”) issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, as well as those issued by private issuers, which are not guaranteed as to principal and interest payments (also referred to as “non-agency” instruments). The ABS and MBS in which the Fund invests are generally purchased pursuant to Rule 144A under the Securities Act of 1933 and are therefore subject to certain resale restrictions.

•Bonds issued by foreign issuers, including foreign governments and their political subdivisions and companies incorporated outside of the U.S. The Fund’s non-U.S. investments will primarily be denominated in U.S. dollars but may also be denominated in foreign currencies.

The foregoing investments will generally be rated investment grade by an NRSRO at the time of purchase, or, if unrated, determined to be of comparable quality by Newfleet. Any fixed income debt obligations in which the Fund invests that are rated below investment grade at the time of purchase (also known as “junk” bonds) will be limited to 20% of the Fund’s net assets. The Fund may continue to hold a fixed income debt obligation notwithstanding any change to its credit rating. The Fund may invest in derivative instruments, including, but not limited to, options, futures contracts, currency forwards, and swaps.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2025, the Fund focused its investments in the financials sector.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income debt obligations.
Virtus Newfleet Short Duration High Yield Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund is intended for investors seeking diversification and the potential rewards associated with investing in high yield bonds (also known as “junk bonds”). High yield bonds are those that are rated below investment grade. Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, attempts to maintain a duration for the Fund’s portfolio of one to three years.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield bonds and other debt securities. The Fund may also invest a portion of its assets in floating rate bank loans. The Fund invests primarily in U.S. securities but may invest in foreign securities including those in emerging markets (i.e., those that are in the early stages of their economic development). The Fund may invest in derivative instruments, including, but not limited to, options, futures contracts, currency forwards, and swaps.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund may seek to implement its investment strategy through investments in U.S. listed ETFs that are substantially invested in high yield bonds. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2025, the Fund focused its investments in the energy  sector.

The Fund may also invest a portion of its assets in securities that are restricted as to resale (e.g., Rule 144A securities).

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield bonds and other debt securities.
Virtus Seix AAA Private Credit CLO ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in private credit collateralized loan obligations (“Private Credit CLOs”) that, at the time of acquisition, are either rated AAA by at least one nationally recognized statistical rating organization (“NRSRO”), such as S&P Global Ratings, Fitch Ratings, Inc. or Moody’s Investors Service, Inc., or, if unrated, determined by Seix Investment Advisors (“Seix”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, to be of comparable quality. After purchase, a Private Credit CLO may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, Seix will consider whether the Fund will continue to hold the Private

Credit CLO. The Fund may temporarily deviate from the 80% policy while deploying new capital as the result of cash creation or redemption activity, or during unusual market conditions, or highly unusual markets, such as a downgrade in the rating of one or more securities.

A CLO is a type of asset backed security supported by interest and principal payments generated from a pool of loans, which may include, among others, U.S. and non-U.S. senior secured loans (including those issued or offered as “covenant lite” loans, which have no financial maintenance covenants) and subordinated corporate loans and privately placed loans. Private credit is funding that is lent to private companies through a loan that is not sourced from public markets (such as proceeds raised from the sale of listed equities and publicly traded bonds). A Private Credit CLO is a CLO backed by underlying loans that are primarily private credit where at least 80% of the total loan amounts within the CLO are issued to private companies. The underlying loan may be of any size, including loans to middle market companies, which Seix defines as companies with annual earnings before interest, taxes, depreciation and amortization, or EBITDA, of $10 million to $1 billion at the time of investment.

The Fund may invest up to 20% of its net assets (plus the amount of any borrowings for investment purposes) in senior loans, CLOs holding broadly syndicated loans, variable-and floating-rate debt obligations, exchange traded funds, high yield bonds (i.e., junk bonds), investment grade bonds, and cash. The Fund will not invest more than 10% of its net assets (plus the amount of any borrowings for investment purposes) in any single CLO. The Fund may purchase CLOs both in the primary and secondary markets.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of the date of July 31, 2025, the Fund focused its investments in the financials sector.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in private credit collateralized loan obligations (“Private Credit CLOs”) that, at the time of acquisition, are either rated AAA by at least one nationally recognized statistical rating organization (“NRSRO”), such as S&P Global Ratings, Fitch Ratings, Inc. or Moody’s Investors Service, Inc., or, if unrated, determined by Seix Investment Advisors (“Seix”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, to be of comparable quality.
Virtus Seix Senior Loan ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of first- and second-lien senior floating rate loans. These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure.

Coupon rates are generally floating, not fixed, and are tied to a benchmark lending rate, such as the Secured Overnight Financing Rate or the prime rate, or are set at a specified floor, whichever is higher. In selecting investments for the Fund, Seix Investment Advisors (“Seix”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, will emphasize loans rated below investment grade or unrated loans that Seix believes are of comparable quality.

Although loan investments are generally subject to certain restrictive covenants in favor of the investor, many of the loans in which the Fund will invest may be issued or offered as “covenant lite” loans, which have no financial maintenance covenants. Although covenant lite loans contain no financial maintenance covenants, information necessary to monitor a borrower’s financial performance may be available without covenants to lenders and the public alike, and can be used to detect such early warning signs as deterioration of a borrower’s financial condition or results. When such information is available, the portfolio managers will seek to take appropriate actions without the help of covenants in the loans.

The Fund may also invest in any combination of (i) junior debt securities or securities with a lien on collateral that is lower than a senior claim on collateral, and (ii) debt securities that are rated below investment grade (sometimes referred to as “junk bonds”) by Moody’s Investors Service, Inc. and S&P Global Ratings or in comparable unrated securities as determined by Seix, such as high yield fixed-rate bonds. The Fund may also invest a portion of its assets in securities that are restricted as to resale (e.g., Rule 144A securities).

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers, including those located in emerging markets countries (i.e., those that are in the early stages of their economic development), although the Fund intends to invest in only U.S. dollar- denominated loans. There are no limits on the Fund’s average-weighted maturity or on the remaining maturities of individual securities in which the Fund may invest.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the Fund must have assets sufficient to cover its contractual obligation. Therefore, the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in revolvers to no more than 10% of the Fund’s total assets.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, and options) to gain exposure to an asset class or a particular issuer, or to hedge or adjust its exposure to other risks, such as interest rate or credit risk. The Fund may count the value of certain derivative instruments with economic characteristics similar to senior floating rate loans towards its 80% policy discussed above.

In order to meet short-term liquidity needs, the Fund employs a variety of techniques, such as investing in highly liquid fixed income securities and holding a portion of its assets in cash. Although not a principal investment strategy, the Fund may, under certain market conditions, borrow from banks an amount up to 33 1/3% of its total assets (including the amount borrowed) for investment purposes, to raise cash to meet its obligations, and for temporary, extraordinary or emergency purposes.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

In addition, from time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of July 31, 2025, the Fund focused its investments in the communications sector.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers, including those located in emerging markets countries (i.e., those that are in the early stages of their economic development), although the Fund intends to invest in only U.S. dollar- denominated loans.
Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield bonds that are economically tied to emerging market countries, and in derivatives and other instruments that have economic characteristics similar to such investments. High yield bonds (also known as “junk bonds”) are those that are rated “below investment grade,” which Stone Harbor Investment Partners (“Stone Harbor”), a division of Virtus Fixed Income Advisers, LLC, the Fund’s sub-adviser, defines as being rated lower than the four highest ratings categories of a nationally recognized statistical rating organization or, if unrated, determined to be of comparable quality by Stone Harbor.

Stone Harbor considers a bond to be economically tied to an emerging market country if (i) it is principally traded on the country’s securities markets; (ii) it is issued by the emerging market country’s government or any of its agencies, political subdivisions or instrumentalities; or (iii) the issuer is organized or principally operates in, derives a majority of its income from its operations within, or has a majority of its assets within the country. Stone Harbor has broad discretion to identify and invest in countries that it considers to be emerging markets. As of the date of this Prospectus, Stone Harbor considers emerging markets to include those countries identified by the World Bank Group as being “low income economies” or countries that are included in a JPMorgan emerging market bond index.

While the Fund intends to invest principally in U.S. dollar-denominated high yield bonds of emerging markets issuers, the Fund may also invest in, among other things, corporate debt securities, sovereign debt securities, structured notes, convertible securities, securities issued by supranational organizations, fixed and floating rate commercial loans, loan participations and assignments, private placements and Rule 144A securities. The Fund’s investments may be denominated in non-U.S. currencies or U.S. dollars. The Fund seeks capital appreciation through country selection, issuer selection, industry selection, security selection and currency selection.

The Fund may also invest in derivative instruments for investment, market exposure or risk management purposes, including, but not limited to, credit linked notes, interest rate futures contracts, interest rate options, interest rate swaps, credit default swaps, index total return swaps, spot and forward foreign currency contracts, and currency futures.

While Stone Harbor will normally seek to maintain an average portfolio duration for the Fund of between two and seven years, the Fund’s average portfolio duration may be outside that range and the Fund may invest in securities of any duration and maturity.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

Stone Harbor currently anticipates that the Fund will invest most of its assets in Asia, Africa, the Middle East, Latin America and/or the developing countries of Europe. The Fund may also focus its investments (i.e., invest more than 15% of its total assets) in one or more countries within those or other geographic regions.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield bonds that are economically tied to emerging market countries, and in derivatives and other instruments that have economic characteristics similar to such investments.
Virtus Terranova U.S. Quality Momentum ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal market conditions, the Fund will invest not less than 80% of its assets in component securities of the Underlying Index. The Underlying Index is designed to track the performance of quality large-capitalization companies listed in the United States, as determined by Indxx, LLC (“Indxx”), the index provider of the Underlying Index. Indxx is not affiliated with the Fund or the Fund’s investment adviser, Virtus Investment Advisers, LLC (the “Adviser”). The Underlying Index includes common stock and American depositary receipts (“ADRs”).

The 500 largest U.S. securities by market capitalization, as determined by Indxx, are eligible for inclusion in the Underlying Index. Eligible securities are then screened and ranked based on a momentum and quality score. Momentum refers to a security’s tendency to exhibit persistence in its relative performance, and quality refers to companies that exhibit strong fundamentals. The momentum score is calculated based on an issuer’s last twelve months’ total return. The quality score is calculated based on the following three quality factors:

•return on equity (calculated as the issuer’s net income divided by average shareholder equity);

•debt to equity (calculated as the issuer’s total liabilities divided by total shareholder equity); and

•sales growth rate (calculated as the issuer’s annualized sales growth rate over the past three years).

The 250 securities with the highest calculated momentum score will form the selection universe for the Underlying Index. Each security is then ranked within each of the three quality factors (return on equity, debt to equity, and sales growth rate) and given a composite score based on its cumulative rank. The 125 securities with the lowest composite scores (i.e., the highest composite rankings) will form the components of the Underlying Index.

Securities within the Underlying Index are equally weighted at each rebalance and reconstitution. The Underlying Index is rebalanced and reconstituted quarterly. The Fund is reconstituted and rebalanced in accordance with the Underlying Index.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. securities. The Fund considers a security to be a “U.S. security” if: (i) its issuer is organized under the laws of, or maintains a principal place of business in, the U.S.; (ii) its principal trading market is in the U.S.; or (iii) its issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S., or has at least 50% of its assets in the U.S.

The Fund will not seek to “beat” the performance of the Underlying Index and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, the Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index; however, there may be times when the Fund does not hold every security in the Underlying Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of July 31, 2025, the Underlying Index was concentrated in the financials, information technology and industrials sectors.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. securities.